ASSET RETIREMENT OBLIGATION (Narrative) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset retirement obligation	$ 85,628	$ 99,514	$ 93,343
Restricted cash	$ 296,322	$ 296,322	$ 296,322	$ 296,322